TAX STATUS	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
TAX STATUS
TAX STATUS

NOTE 6 – TAX STATUS

The Internal Revenue Service issued an opinion letter dated June 30, 2020 indicating that the prototype plan document adopted by the Plan, as then designed, was in accordance with the applicable sections of the Internal Revenue Code (“IRC”). Although the Plan has been amended since receiving the opinion letter, Bank management believes that the Plan is designed and being operated in compliance with the applicable requirements of the IRC. Therefore, they believe that the Plan was qualified and the related trust was tax-exempt as of the financial statement dates.